Warrants - Summary of estimated the fair value of the warrants (Detail)	Jun. 30, 2022 $ / shares	Feb. 02, 2022 $ / shares	Jan. 19, 2022 $ / shares	Dec. 31, 2021 yr $ / shares	Mar. 29, 2021 yr	Dec. 31, 2020 $ / shares
Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock				$ 0.18		$ 0.18
Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock				1.77		1.77
Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock				$ 0.24		$ 0.24
Fair value of underlying series of preferred stock [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				9.19		2.18
Fair value of underlying series of preferred stock [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				9.21		2.31
Fair value of underlying series of preferred stock [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				9.25		2.64
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input				1.5
Risk-free interest rate [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				1.52	1.73
Risk-free interest rate [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.06		0.1
Risk-free interest rate [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.97		0.27
Risk-free interest rate [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				1.12		0.36
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input				59.6
Expected volatility [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				63.3	72.1
Expected volatility [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				87.6		88.4
Expected volatility [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				85.5		78.5
Expected volatility [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				84.9		82.4
Estimated time [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input | yr				10
Estimated time [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | yr				9.25	10
Estimated time [Member] | Series A1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				0.05		1.05
Estimated time [Member] | Series A2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				2.65		3.65
Estimated time [Member] | Series A3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				3.97		4.97
Fair value of common stock | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input				8.85	1.23
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock		$ 11.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Private Placement Warrants [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock	$ 2.21	$ 8.82
Warrants, Expected term (in years)	4 years 6 months	5 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock	$ 2.21		$ 5.89
Warrants, Expected term (in years)	10 years		10 years 6 months
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant [Member] | Common Stock Warrants Classified As Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock			$ 5.89
Warrants, Expected term (in years)			10 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Private Placement Warrants [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input	3	1.59
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Common Stock Warrant [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input	2.39		1.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Risk-free interest rate [Member] | Common Stock Warrant [Member] | Common Stock Warrants Classified As Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input			1.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Private Placement Warrants [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input	51.5	15.9
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Common Stock Warrant [Member] | Common Stock Warrant Classified As Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input	59.6		59.6
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Expected volatility [Member] | Common Stock Warrant [Member] | Common Stock Warrants Classified As Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement input			59.6